Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
December 21, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Bishop Street Funds (File Nos. 033-80514 and 811-08572)
Dear Ladies and Gentlemen:
On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a definitive copy of the Schedule 14A, notice, proxy statement and proxy card (the “Definitive Proxy Materials”) for the Special Meeting of Shareholders (the “Special Meeting”) of the Trust scheduled to be held on Friday, January 15, 2010. The Special Meeting is being called for the purpose of voting on approvals of (i) a new investment sub-advisory agreement between Bishop Street Capital Management (the “Adviser”) and Columbia Management Advisors, LLC, with respect to the Trust’s Large Cap Core Equity Fund (the “Fund”); (ii) a new investment goal for the Fund; and (iii) an interim investment sub-advisory agreement among the Trust, on behalf of the Fund, the Adviser and Lotsoff Capital Management. The Trust intends to mail definitive proxy materials to shareholders on or about Wednesday, December 23, 2009.
Please direct any questions or comments you may have to my attention at the address listed above, or call 202-739-5945.
Sincerely,

/s/ Abigail Bertumen
Abigail Bertumen